Dec. 22, 2023
Invesco Real Assets ESG ETF
Invesco Real Assets ESG ETF
INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED december 22, 2023 TO THE PROSPECTUSES
DATED FEBRUARY 28, 2023 OF:
Invesco Real Assets ESG ETF (IVRA)
(the “Fund”)
The Fund’s classification has changed from “non-diversified” to “diversified,” and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in the Fund’s Summary Prospectus and Statutory Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety.